Finance Costs - Schedule of Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Cost Disclosure [Abstract]
Interests on convertible bond		$ 55	$ 1,040
Interests on bank borrowings	$ 6,010	804	610
Interests on amount due to a non-controlling shareholder	2,140
Interests on lease liabilities	49
Interest and debt expense	$ 8,199	$ 859	$ 1,650